Series B,C And D Notes, Net Of Current Maturities (Schedule Of Future Principal Payments For The Series A Notes) (Details) - Notes Payable $ in Thousands	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
2024	$ 69,917
2025	69,917
2026	69,917
2027	69,917
2028 and thereafter	165,974
Long-term loans	$ 445,642